Short-Term Loans Receivable	6 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SHORT-TERM LOANS RECEIVABLE

5. SHORT-TERM LOANS RECEIVABLE

As of December 31, 2022, the balance mainly represents loan principals of RMB100,000 to a real estate developing company which we have a good cooperation history. The loans have annual interest of 7.2%, and is expected to be fully repaid before June 30, 2023. The loan was guaranteed by the legal representative and the controlling shareholder of the real estate developing company.

The Company recognized interest income on short-term loans receivable of approximate RMB388 and RMB3,355 for the six months ended December 21, 2021 and 2022.